ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Details) - USD ($)			12 Months Ended
	Dec. 13, 2016	Oct. 23, 2014	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Aug. 02, 2017	Jun. 30, 2016	Oct. 26, 2015	Dec. 02, 2014
Common stock shares issued				19,837,642	19,837,642			21,526,747
Cash consideration							$ 270,000
Net losses				$ (12,002,940)	$ (49,809,728)
Net cash in operating activities				(3,111,416)	(37,942,709)
Cash				38,820	$ 70,312
Specific allowance for lease payment receivables for COVID-19				101,862,247
Continuing Operation
Net losses				(12,002,940)
Net cash in operating activities				$ (3,111,416)
Jinshang Leasing [Member]
Percentage of acquired the equity capital									100.00%
Common stock shares issued									30,000,000
Ms. Wenyu Li [Member]
Percentage of individual beneficially owning							8.10%
Subsequent event | Forecast
Decrease in revenue (as a percent)			25.00%
Freeman FinTech Corporation [Member]
Agreement to transfer ordinary shares	13,440,000
Percentage of owned subsidiary	67.00%
Spectacular Bid Limited [Member]
Percentage of owned subsidiary						67.00%
Full Shine [Member]
Business incorporation cost		$ 1
Former [Member] | Holdco [Member]
Percentage of acquired the equity capital								78.00%
Former [Member] | Sino [Member]
Percentage of acquired the equity capital								22.00%